Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 TWD ($) $ / shares	Dec. 31, 2020 TWD ($) $ / shares
Statement of comprehensive income [abstract]
Operating revenues	$ 278,705,264	$ 9,069,485	$ 213,011,018	$ 176,820,914
Operating costs	(152,940,887)	(4,976,925)	(140,961,389)	(137,823,813)
Gross profit	125,764,377	4,092,560	72,049,629	38,997,101
Operating expenses
Sales and marketing expenses	(4,182,929)	(136,119)	(4,671,599)	(4,152,242)
General and administrative expenses	(9,672,613)	(314,761)	(7,989,860)	(6,664,166)
Research and development expenses	(12,953,534)	(421,527)	(12,934,836)	(12,895,501)
Expected credit impairment gains (losses)	(2,723)	(89)	6,121	392,145
Subtotal	(26,811,799)	(872,496)	(25,590,174)	(23,319,764)
Net other operating income and expenses	5,339,647	173,760	5,226,831	6,253,890
Operating income	104,292,225	3,393,824	51,686,286	21,931,227
Non-operating income and expenses
Interest income	2,022,314	65,809	575,719	737,913
Other income	2,163,043	70,389	1,653,006	698,155
Other gains and losses	(1,134,540)	(36,920)	866,130	48,766
Finance costs	(1,866,329)	(60,733)	(1,962,930)	(2,073,433)
Share of profit or loss of associates and joint ventures	1,626,103	52,916	5,193,495	1,300,263
Exchange gain, net	2,522,844	82,097	484,726	0
Exchange loss, net	0	0	0	(100,141)
Subtotal	5,333,435	173,558	6,810,146	611,523
Income from continuing operations before income tax	109,625,660	3,567,382	58,496,432	22,542,750
Income tax expense	(19,326,895)	(628,926)	(7,918,252)	(1,691,083)
Net income	90,298,765	2,938,456	50,578,180	20,851,667
Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	296,804	9,658	(197,477)	(192,581)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(4,646,064)	(151,190)	5,811,342	4,815,361
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(1,694,965)	(55,156)	2,959,130	883,508
Income tax related to items that will not be reclassified subsequently	(6,999)	(228)	(417,076)	(211,419)
Subtotal	(6,051,224)	(196,916)	8,155,919	5,294,869
Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	9,292,308	302,385	(4,741,016)	(2,920,280)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	91,442	2,976	(24,412)	60,317
Income tax related to items that may be reclassified subsequently	859,566	27,972	29,938	45,913
Subtotal	10,243,316	333,333	(4,735,490)	(2,814,050)
Total other comprehensive income (loss)	4,192,092	136,417	3,420,429	2,480,819
Total comprehensive income (loss)	94,490,857	3,074,873	53,998,609	23,332,486
Net income (loss) attributable to:
Shareholders of the parent	89,478,805	2,911,774	51,246,425	22,860,744
Non-controlling interests	819,960	26,682	(668,245)	(2,009,077)
Net income	90,298,765	2,938,456	50,578,180	20,851,667
Comprehensive income (loss) attributable to:
Shareholders of the parent	93,670,889	3,048,191	54,666,873	25,214,910
Non-controlling interests	819,968	26,682	(668,264)	(1,882,424)
Total comprehensive income (loss)	$ 94,490,857	$ 3,074,873	$ 53,998,609	$ 23,332,486
Earnings per share (NTD)
Earnings per share-basic | (per share)	$ 7.4	$ 0.24	$ 4.27	$ 1.93
Earnings per share-diluted | (per share)	$ 7.16	$ 0.23	$ 4.19	$ 1.87